Equity (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Accumulated Losses
The table below presents the changes in shares issued and fully paid and shares authorized, by class, as of December 31, 2021, and 2020.

The table below presents the changes in shares issued and fully paid and shares authorized, by class, as of December 31, 2021, and 2020.

Shares authorized and fully issued	Ordinary shares	Preferred shares	Senior preferred shares	Management shares	Class A Ordinary shares	Class B Ordinary shares	Total	Total after 6-for-1 forward share split
Total as of December 31, 2019	215,537,175	422,057,050	-	2,500	-	-	637,596,725	3,825,580,350
SOPs exercised and RUSs vested	7,235,430	-	-	-	-	-	7,235,430	43,412,580
Shares withheld for employees' taxes	(114,341)	-	-	-	-	-	(114,341)	(686,046)
Shares repurchased	(1,171)	-	-	-	-	-	(1,171)	(7,026)
Capital increase (Series F-1)	-	-	16,795,799	-	-	-	16,795,799	100,774,794
Total as of December 31, 2020	222,657,093	422,057,050	16,795,799	2,500	-	-	661,512,442	3,969,074,652

SOPs exercised and RUSs vested	6,314,494	-	-	-	15,600,346	-	21,914,840	131,489,040
Shares withheld for employees' taxes (note 10)	(320,866)	-	-	-	(384,278)	-	(705,144)	(4,230,864)
Shares repurchased	(203,643)	-	-	-	-	-	(203,643)	(1,221,858)
Capital increase (Series G)	-	11,758,704	-	-	-	-	11,758,704	70,552,224
Conversion of senior preferred shares (Series F-1)	-	16,795,799	(16,795,799)	-	-	-	-	-
Issuance of preferred shares due to Easynvest business combination	-	8,019,426	-	-	-	-	8,019,426	48,116,556
Capital increase (Series G-1)	-	10,002,809	-	-	-	-	10,002,809	60,016,854
Conversion of ordinary shares in class A shares	(228,447,078)	-	-	-	228,447,078	-	-	-
Conversion of class A shares in class B shares	-	-	-	-	(184,110,692)	184,110,692	-	-
Awards issued	-	-	-	-	-	7,596,827	7,596,827	45,580,962
Issuance of Class A shares - Cognitect acquisition	-	-	-	-	107,489		107,489	644,934
Issuance of Class A shares - Spin Pay acquisition	-	-	-	-	138,415	-	138,415	830,490
Subtotal balances before the 6-for-1 forward share split	-	468,633,788	-	2,500	59,798,358	191,707,519	720,142,165	4,320,852,990
Issuance of shares due to the 6-for-1 forward share split	-	2,343,168,940	-	12,500	298,991,791	958,537,594	3,600,710,825	-
Subtotal balances after the 6-for-1 forward share split	-	2,811,802,728	-	15,000	358,790,149	1,150,245,113	4,320,852,990	4,320,852,990
Preferred shares converted into Class A shares	-	(2,811,802,728)	-	-	2,811,802,728	-	-	-
Cancelation of management shares	-	-	-	(15,000)	-	-	(15,000)	(15,000)
Issuance of shares under the customer program	-	-	-	-	1,259,613	-	1,259,613	1,259,613
Issuance of shares under the IPO	-	-	-	-	287,890,942	-	287,890,942	287,890,942
Movements due to the IPO	-	(2,811,802,728)	-	(15,000)	3,100,953,283	-	289,135,555	289,135,555
Total as of December 31, 2021	-	-	-	-	3,459,743,432	1,150,245,113	4,609,988,545	4,609,988,545

Shares authorized and unissued	Class A Ordinary shares	Class B Ordinary shares	Total	Total after 6-for-1 forward share split

Business combination - contingent share consideration	-	-	6,113,124	6,113,124
Reserved for the share-based payments	-	-	237,110,883	237,110,883
Reserved for the issuance of the Award	-	-	98,920,396	98,920,396
Shares authorized which may be issued Class A or Class B	-	-	43,651,308,262	43,651,308,262
Shares authorized and unissued as of December 31, 2021	-	-	43,993,452,665	43,993,452,665

Shares authorized issued	3,459,743,432	1,150,245,113	4,609,988,545	4,609,988,545
	3,459,743,432	1,150,245,113	48,603,441,210	48,603,441,210

The following table presents the amount in US$ of shares issued, increase in capital and premium reserve in transactions other than the exercise of the SOPs and vesting of RSUs in 2020 and 2021:

The following table presents the amount in US$ of shares issued, increase in capital and premium reserve in transactions other than the exercise of the SOPs and vesting of RSUs in 2020 and 2021:

Date	Capital and share premium reserve

6/18/2020 - Series F-1	400,915
1/27/2021 - Series G	400,000
6/4/2021 - Series G-1	400,000
Customer program and IPO (note 1(a))	2,602,026
Total presented as equity	3,802,941

Schedule of accumulated losses

d) Accumulated losses

The accumulated losses include the share-based payment reserve amount, as shown in the table below.

As described in note 10, the Group's share-based payments include incentives in the form of SOPs, RSUs and Awards. Further, the Company can use the reserve to absorb accumulated losses.

	2021	2020
Accumulated losses	(336,484)	(171,491)
Share-based payments reserve	208,075	69,050
Total attributable to shareholders of the parent company	(128,409)	(102,441)
Accumulated losses attributable to non-controlling interests	(341)	-
Total accumulated losses	(128,750)	(102,441)

Schedule of accumulated losses

As described in note 10, the Group's share-based payments include incentives in the form of SOPs, RSUs and Awards. Further, the Company can use the reserve to absorb accumulated losses.

	2021	2020
Accumulated losses	(336,484)	(171,491)
Share-based payments reserve	208,075	69,050
Total attributable to shareholders of the parent company	(128,409)	(102,441)
Accumulated losses attributable to non-controlling interests	(341)	-
Total accumulated losses	(128,750)	(102,441)

the following shares were repurchased (after the 6-for-1 forward share split):

e) Shares repurchased and withheld

Shares may be repurchased from former employees when they leave the Group or withheld because of RSUs plans to settle the employee’s tax obligation. These shares repurchased or withheld are canceled and cannot be reissued or subscribed. During year ended December 31, 2021, and 2020, the following shares were repurchased (after the 6-for-1 forward share split):

	2021	2020
Quantity of shares repurchased	1,221,858	7,026
Total value of shares repurchased	4,607	15
Quantity of shares withheld - RSU	4,230,864	686,046
Total value of shares withheld - RSU	18,299	2.646

The accumulated balances are as follows:

The accumulated balances are as follows:

	2021	2020	2019
Cash flow hedge effects, net of deferred taxes	1,487	49	1
Currency translation on foreign entities	(110,936)	(97,081)	(46,981)
Changes in fair value - financial instruments at FVTOCI, net of deferred taxes	1,741	-	-
Own credit adjustment effects	(1,519)	(468)	(249)
Total	(109,227)	(97,500)	(47,229)